Shareholders' Deficit (Details 2) - EIP [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of the period	1,498,750	1,552,500	1,552,500
Granted during the period			175,000	1,552,500
Terminated during the period		(110,000)	(228,750)
Outstanding at end of the period	1,498,750	1,442,500	1,498,750	1,552,500
Shares vested at period-end	1,058,750	813,750	870,000	612,500
Weighted average grant date fair value of shares granted during the period			$ 0.09	$ 0.04
Aggregate grant date fair value of shares granted during the period			15,750	63,000
Shares available for grant pursuant to EIP at period-end	11,496,934	11,711,184	11,654,934	11,601,184